07054643

1-12475

NASDAQ

Gary Sundick
Vice President
Listings/Investigations

CERTNAS

RECD S.E.C.
MAY 11 2007
1086

By Facsimile and First Class Mail

May 11, 2007

Mr. Brian K. Johnson
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on May 2, 2007 The Nasdaq Stock Market (the "Exchange") received from Terremark Worldwide, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $.001 par value

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary Sundick

PROCESSED
MAY 15 2007
THOMSON
FINANCIAL

END